ACQUISITION OF BUSINESS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	May 25, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill	$ 102	$ 102		$ 0
American National
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired			100.00%
Outstanding shares in exchange (USD per share)			$ 190
Total consideration transferred for the acquisition			$ 5,107
Goodwill	102	102	$ 102
Acquisition costs		13
Revenue of acquiree	2,300
Net profit	$ 277
Combined entity		3,900
Profit pro forma		$ 454